Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting

	For the Year ended December 31, 2025
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$26,019	$229,004	$255,023
Cost of revenue	34,398	255,877	290,275
Gross profit (loss)	(8,379)	(26,873)	(35,252)

Operating expenses
Selling expense	1,165	59,124	60,289
Compensation – officers and directors	–	499,852	499,852
Research and development	30,508	889,457	919,965
Professional fees	–	1,302,800	1,302,800
General and administrative	2,566	2,072,541	2,075,107
Total operating expense	34,239	4,823,774	4,858,013

Loss from operations	(42,618)	(4,850,647)	(4,893,265)

Total other income	1	105,495	105,496

Loss from discontinued operations, net of tax	–	–	–

Net loss	$(42,617)	$(4,745,152)	$(4,787,769)

The following tables summarize the financial information of each operating segment of the Company for the year ended December 31, 2024:

	For the Year ended December 31, 2024
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$26,052	$372,085	$398,137
Cost of revenue	39,772	348,164	387,936
Gross profit	(13,720)	23,921	10,201

Operating expenses
Selling expense	24,866	75,323	100,189
Compensation – officers and directors	–	951,845	951,845
Research and development	213,487	1,168,450	1,381,937
Professional fees	–	1,660,590	1,660,590
General and administrative	19,866	2,096,025	2,115,891
Total operating expense	258,219	5,952,233	6,210,452

Loss from operations	(271,939)	(5,928,312)	(6,200,251)

Total other income	1,329	3,277,047	3,278,376

Loss from discontinued operations, net of tax	–	(278,263)	(278,263)

Net loss	$(270,610)	$(2,929,528)	$(3,200,138)